SUPPLEMENT TO THE CLASS A AND B PROSPECTUS
                                       OF
                    EVERGREEN STATE SPECIFIC TAX-FREE FUNDS

THE CLASS A AND B PROSPECTUS OF THE FUNDS IS HEREBY SUPPLEMENTED AS FOLLOWS:

       Evergreen New Jersey Tax-Free Income Fund is no longer offered through this Prospectus. The Fund is now offered through a prospectus dated July 21, 1997, as amended from time to time.

       At a joint special meeting of shareholders held on December 15, 1997, the shareholders approved each Fund's reorganization as a separate series of the Evergreen Municipal Trust, which was organized on September 17, 1997. In connection with the reorganization, the investment objective(s) of each Fund is now "nonfundamental" (i.e., changeable by vote of the Board of Trustees without a shareholder vote). In addition, each Fund is now subject to certain standardized investment restrictions as set forth in the Funds' Statement of Additional Information.

EXPENSE INFORMATION

The "Expense Information" section is replaced entirely by the following:

       The tables below summarize the shareholder transaction costs, which are fees paid directly from your account when you buy or sell shares of a Fund, associated with an investment in Class A and Class B shares of each Fund. For further information see "Purchase and Redemption of Fund Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES                                Class A Shares                  Class B Shares
                                                                ---------------  ---------------------------------------------
Maximum Sales Charge Imposed on Purchases                          4.75%(1)                          None
(as a % of offering price)
Contingent Deferred Sales Charge (as a % of original purchase        None                         5.00%(2)(3)
price or redemption proceeds, whichever is lower)

(1) The Funds do not charge a front-end sales charge on purchase of $1 million or more, but they do charge a contingent deferred sales charge of 1.00% if you redeem those shares within one year after your purchase.
(2) The deferred sales charge on Class B shares declines from 5.00% to 1.00% of amounts redeemed within six years after the month of purchase. The Funds do not charge a contingent deferred sales charge on redemptions made after that. See "Shareholder Information" for more information.
(3) Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc. See "Purchase and Redemption of Shares" for more information.

       Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show each Fund's actual annual operating expenses for the fiscal year ended August 31, 1997. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that each Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. EACH FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by each Fund see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares."

EVERGREEN FLORIDA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES(2)                                     Redemption            no
                        (AFTER REIMBURSEMENTS)                             at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.45%               0.45%
                                                    After 1 Year           $  55      $  67        $ 17
12b-1 Fees(1)          0.08%               1.00%
                                                    After 3 Years          $  70      $  82        $ 52
Other Expenses         0.21%               0.21%
                                                    After 5 Years          $  87      $ 110        $ 90
                      -------             -------
                                                    After 10 Years         $ 135      $ 160        $160
Total                  0.74%               1.66%
                      -------             -------
                      -------             -------

EVERGREEN GEORGIA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES(2)                                     Redemption            no
                        (AFTER REIMBURSEMENTS)                             at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.00%               0.00%
                                                    After 1 Year           $  57      $  67        $ 17
12b-1 Fees(1)          0.25%               1.00%
                                                    After 3 Years          $  76      $  83        $ 53
Other Expenses         0.70%               0.70%
                                                    After 5 Years          $  98      $ 112        $ 92
                      -------             -------
                                                    After 10 Years         $ 159      $ 171        $171
Total                  0.95%               1.70%
                      -------             -------
                      -------             -------

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                                                                               Assuming          Assuming
                                                                              Redemption            no
                       ANNUAL OPERATING EXPENSES                           at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.50%               0.50%
                                            .50%    After 1 Year           $  58      $  69        $ 19
12b-1 Fees             0.25%               1.00%
                                                    After 3 Years          $  81      $  88        $ 58
Other Expenses         0.36%               0.36%
                                                    After 5 Years          $ 106      $ 121        $101
                      -------             -------
                                                    After 10 Years         $ 176      $ 189        $189
Total                  1.11%               1.86%
                      -------             -------
                      -------             -------

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES(2)                                     Redemption            no
                        (AFTER REIMBURSEMENTS)                             at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.00%               0.00%
                                                    After 1 Year           $  57      $  68        $ 18
12b-1 Fees(1)          0.25%               1.00%
                                                    After 3 Years          $  77      $  84        $ 54
Other Expenses         0.73%               0.73%
                                                    After 5 Years          $  99      $ 114        $ 94
                      -------             -------
                                                    After 10 Years         $ 162      $ 175        $175
Total                  0.98%               1.73%
                      -------             -------
                      -------             -------

EVERGREEN VIRGINIA MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES(2)                                     Redemption            no
                        (AFTER REIMBURSEMENTS)                             at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.00%               0.00%
                                                    After 1 Year           $  58      $  68        $ 18
12b-1 Fees(1)          0.25%               1.00%
                                                    After 3 Years          $  79      $  86        $ 56
Other Expenses         0.78%               0.78%
                                                    After 5 Years          $ 102      $ 117        $ 97
                      -------             -------
                                                    After 10 Years         $ 167      $ 179        $179
Total                  1.03%               1.78%
                      -------             -------
                      -------             -------

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

                                                                                      EXAMPLES
                                                                          --------------------------------
                           ANNUAL OPERATING                                    Assuming          Assuming
                              EXPENSES(2)                                     Redemption            no
                        (AFTER REIMBURSEMENTS)                             at End of Period     Redemption
                      ---------------------------                         ------------------    ----------
                      Class A             Class B                         Class A    Class B     Class B
                      -------             -------                         -------    -------    ----------
Management Fees        0.36%               0.36%
                                                    After 1 Year           $  56      $  67        $ 17
12b-1 Fees(1)          0.25%               1.00%
                                                    After 3 Years          $  74      $  81        $ 51
Other Expenses         0.27%               0.27%
                                                    After 5 Years          $  94      $ 109        $ 89
                      -------             -------
                                                    After 10 Years         $ 151      $ 163        $163
Total                  0.88%               1.63%
                      -------             -------
                      -------             -------

(1) Although Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee, for the foreseeable future such fees have been limited to 0.25% of average net assets. For Class B shares, a portion of the 12b-1 fees equivalent to 0.25% of average annual assets will be shareholder servicing-related. Distribution-related 12b-1 fees will be limited to 0.75% of average annual assets as permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD"). In addition, a portion of FLORIDA MUNICIPAL BOND FUND'S 12b-1 fees are currently being waived. Absent such waivers, the Fund's 12b-1 fees would have been 0.25%.
(2) First Union National Bank ("FUNB") has agreed to reimburse each Fund to the extent that each Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB may cease these voluntary expense reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed and/or waived certain other expenses and/or management fees of the Funds. Absent such reimbursements and/or waivers, each Fund would have paid the expenses equal to the following percentages of net assets:

                                                                                         OTHER EXPENSES     TOTAL FUND OPERATING
                                                                                        (WITHOUT WAIVERS     EXPENSES (WITHOUT
                                                                    MANAGEMENT FEES          AND/OR            WAIVERS AND/OR
                              FUND                                  (WITHOUT WAIVER)     REIMBURSEMENT)        REIMBURSEMENT)
                              -----                                 ----------------    ----------------    --------------------
Evergreen Florida Municipal Bond Fund
  Class A........................................................           0.50%                --                  0.96%
  Class B........................................................           0.50%                --                  1.71%
Evergreen Georgia Municipal Bond Fund
  Class A........................................................           0.50%              1.08%                 1.83%
  Class B........................................................           0.50%              1.08%                 2.58%
Evergreen South Carolina Municipal Bond Fund
  Class A........................................................           0.50%              1.41%                 2.16%
  Class B........................................................           0.50%              1.41%                 2.91%
Evergreen Virginia Municipal Bond Fund
  Class A........................................................           0.50%              1.09%                 1.84%
  Class B........................................................           0.50%              1.09%                 2.59%
Evergreen Florida High Income Municipal Bond Fund
  Class A........................................................           0.60%                --                  1.12%
  Class B........................................................           0.60%                --                  1.87%

FINANCIAL HIGHLIGHTS
The "Financial Highlights" section is replaced entirely by the following:
       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years or the life of the Fund if shorter for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for EVERGREEN FLORIDA MUNICIPAL BOND FUND for the periods ended August 31, 1997, August 31, 1996 and August 31, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for each of the years in the three-year period ended April 30, 1995 was audited by the Fund's prior independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the periods from May 1, 1995 through August 31, 1997 has been audited by Price Waterhouse LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the years in the two-year period ended April 30, 1995 and for the period June 17, 1992 (commencement of operations) through April 30, 1993 was audited by the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference in the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Funds' Statement of Additional Information.
       Further information about each Fund's performance is contained in the Funds' Annual Report to shareholders, which may be obtained without charge.

EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS A SHARES

                                                                YEAR ENDED
                                                                AUGUST 31,             FOUR MONTHS          YEAR ENDED APRIL 30,
                                                           --------------------           ENDED            -----------------------
                                                             1997        1996      AUGUST 31, 1995 (C)*    1995 (C)       1994 (C)
                                                           --------    --------    --------------------    --------       --------
PER SHARE DATA:
Net asset value beginning of year.......................      $9.70       $9.74             $9.61             $9.52          $9.95
                                                           --------    --------    --------------------    --------       --------
Income from investment operations:
Net investment income...................................       0.51        0.54              0.19              0.54           0.56
Net realized and unrealized gain (loss) on
  investments...........................................       0.35       (0.04)             0.22              0.11          (0.36)
                                                           --------    --------    --------------------    --------       --------
  Total from investment operations......................       0.86        0.50              0.41              0.65           0.20
                                                           --------    --------    --------------------    --------       --------
Less distributions from:
Net investment income...................................      (0.52)      (0.54)            (0.19)            (0.54)         (0.56)
Distributions in excess of net investment income........          0           0             (0.03)                0              0
Net realized gains on investments.......................      (0.06)          0             (0.06)            (0.02)         (0.07)
Paid-in capital.........................................          0           0                 0                 0              0
                                                           --------    --------    --------------------    --------       --------
  Total distributions...................................      (0.58)      (0.54)            (0.28)            (0.56)         (0.63)
                                                           --------    --------    --------------------    --------       --------
  Net asset value end of year...........................      $9.98       $9.70             $9.74             $9.61          $9.52
                                                           --------    --------    --------------------    --------       --------
                                                           --------    --------    --------------------    --------       --------
TOTAL RETURN (B)........................................       9.06%       5.15%             4.20%             7.05%          1.87%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses........................................       0.74%       0.63%             0.82%(a)          0.61%          0.56%
  Total expenses excluding indirectly paid expenses.....       0.74%         --                --                --             --
  Total expenses excluding waivers and reimbursements...       0.91%       0.95%             1.05%(a)            --             --
  Net investment income.................................       5.22%       5.46%             4.89%(a)          5.73%          5.37%
Portfolio turnover rate.................................         41%         30%               29%               53%            32%
Net assets end of year (thousands)......................   $105,673    $115,723          $136,449          $168,542       $199,612

                                                                                                                  MAY 11, 1988
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                                                                                  OPERATIONS)
                                                                            YEAR ENDED APRIL 30,                    THROUGH
                                                                --------------------------------------------     APRIL 30, 1989
                                                                1993 (C)    1992 (C)    1991 (C)    1990 (C)          (C)
                                                                --------    --------    --------    --------    ----------------
PER SHARE DATA:
Net asset value beginning of year............................      $9.35       $9.21      $8.80       $9.09           $8.82
                                                                --------    --------    --------    --------        -------
Income from investment operations:
Net investment income........................................       0.56        0.61       0.66        0.58            0.47
Net realized and unrealized gain (loss) on investments.......       0.67        0.22       0.43       (0.24)           0.22
                                                                --------    --------    --------    --------        -------
  Total from investment operations...........................       1.23        0.83       1.09        0.34            0.69
                                                                --------    --------    --------    --------        -------
Less distributions from:
Net investment income........................................      (0.56)      (0.61)     (0.68 )     (0.59)          (0.42)
Distributions in excess of net investment income.............          0           0          0           0               0
Net realized gains on investments............................      (0.07)      (0.04)         0       (0.04)              0
Paid-in capital..............................................          0       (0.04)         0           0               0
                                                                --------    --------    --------    --------        -------
  Total distributions........................................      (0.63)      (0.69)     (0.68 )     (0.63)          (0.42)
                                                                --------    --------    --------    --------        -------
  Net asset value end of year................................      $9.95       $9.35      $9.21       $8.80           $9.09
                                                                --------    --------    --------    --------        -------
                                                                --------    --------    --------    --------        -------
TOTAL RETURN (B).............................................      13.63%       9.30%     12.87%       3.74%           9.16%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.............................................       0.58%       0.41%      0.10%       0.10%           0.30%(a)
  Total expenses excluding indirectly paid expenses..........         --          --         --          --              --
  Total expenses excluding waivers and reimbursements........         --        0.68%      0.88%       5.14%          20.40%(a)
  Net investment income......................................       5.66%       6.12%      6.55%       6.15%           5.30%(a)
Portfolio turnover rate......................................         24%         24%        66%         82%             30%
Net assets end of year (thousands)...........................   $198,286    $147,996    $75,791      $7,286            $717

-------------
*  The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.
(c) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.

EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS B SHARES

                                                                                                               JUNE 30, 1995
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                    YEAR ENDED AUGUST 31,       OPERATIONS)
                                                                                   -----------------------        THROUGH
                                                                                    1997            1996      AUGUST 31, 1995
                                                                                   -------         -------    ----------------
PER SHARE DATA:
Net asset value beginning of year...............................................     $9.70           $9.74           $9.67
                                                                                   -------         -------        --------
Income from investment operations:
Net investment income...........................................................      0.42            0.44            0.07
Net realized and unrealized gain (loss) on investments..........................      0.35           (0.04)           0.10
                                                                                   -------         -------        --------
  Total from investment operations..............................................      0.77            0.40            0.17
                                                                                   -------         -------        --------
Less distributions from:
Net investment income...........................................................     (0.43)          (0.44)          (0.07)
Net realized gains on investments...............................................     (0.06)              0           (0.03)
                                                                                   -------         -------        --------
  Total distributions...........................................................     (0.49)          (0.44)          (0.10)
                                                                                   -------         -------        --------
  Net asset value end of year...................................................     $9.98           $9.70           $9.74
                                                                                   -------         -------        --------
                                                                                   -------         -------        --------
TOTAL RETURN (B)................................................................      8.06%           4.17%           1.49%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses................................................................      1.66%           1.56%           1.44%(a)
  Total expenses excluding indirectly paid expenses.............................      1.66%             --              --
  Total expenses excluding waivers and reimbursements...........................      1.84%           1.76%           1.64%(a)
  Net investment income.........................................................      4.29%           4.52%           3.22%(a)
Portfolio turnover rate.........................................................        41%             30%             29%
Net assets end of year (thousands)..............................................   $31,281         $28,849         $27,351

-------------
(a) Annualized.
(b) Excluding applicable sales charges.

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                                                                  JULY 2, 1993
                                                                                                                (COMMENCEMENT OF
                                                                                                                     CLASS
                                                      YEAR ENDED                                                  OPERATIONS)
                                                      AUGUST 31,         EIGHT MONTHS                               THROUGH
                                                   ----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                    1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                                   ------    ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year...............    $9.57     $9.47          $8.74               $10.19              $10.00
                                                   ------    ------        -------              -------             -------
Income from investment operations:
Net investment income...........................     0.49      0.48           0.33                 0.48                0.20
Net realized and unrealized gain (loss) on
  investments...................................     0.33      0.10           0.73                (1.45)               0.19
                                                   ------    ------        -------              -------             -------
  Total from investment operations..............     0.82      0.58           1.06                (0.97)               0.39
                                                   ------    ------        -------              -------             -------
Less distributions from net investment income...    (0.49)    (0.48)         (0.33)               (0.48)              (0.20)
                                                   ------    ------        -------              -------             -------
  Net asset value end of year...................    $9.90     $9.57          $9.47                $8.74              $10.19
                                                   ------    ------        -------              -------             -------
                                                   ------    ------        -------              -------             -------
TOTAL RETURN (B)................................     8.73%     6.22%         12.28%               (9.64%)              3.96%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses................................     0.94%     0.88%          0.71%(a)             0.53%               0.25%(a)
  Total expenses excluding indirectly paid
    expenses....................................     0.94%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements..............................     1.83%     2.82%          2.83%(a)             3.61%               6.82%(a)
  Net investment income.........................     5.00%     4.96%          5.39%(a)             5.26%               4.71%(a)
Portfolio turnover rate.........................       32%       21%            91%                 147%                 15%
Net assets end of year (thousands)..............   $2,201    $1,954         $2,098               $1,387                $817

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                                JULY 2, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                   YEAR ENDED                                                   OPERATIONS)
                                                   AUGUST 31,          EIGHT MONTHS                               THROUGH
                                                -----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                 1997       1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                                -------    ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year............     $9.57     $9.47          $8.74               $10.19              $10.00
                                                -------    ------        -------              -------             -------
Income from investment operations:
Net investment income........................      0.41      0.41           0.28                 0.43                0.18
Net realized and unrealized gain (loss) on
  investments................................      0.33      0.10           0.73                (1.45)               0.19
                                                -------    ------        -------              -------             -------
  Total from investment operations...........      0.74      0.51           1.01                (1.02)               0.37
                                                -------    ------        -------              -------             -------
Less distributions from net investment
  income.....................................     (0.41)    (0.41)         (0.28)               (0.43)              (0.18)
                                                -------    ------        -------              -------             -------
  Net asset value end of year................     $9.90     $9.57          $9.47                $8.74              $10.19
                                                -------    ------        -------              -------             -------
                                                -------    ------        -------              -------             -------
TOTAL RETURN (B).............................      7.93%     5.44%         11.72%              (10.15%)              3.74%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.............................      1.69%     1.63%          1.46%(a)             1.13%               0.75%(a)
  Total expenses excluding indirectly paid
    expenses.................................      1.69%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements...........................      2.58%     3.54%          3.58%(a)             4.21%               7.32%(a)
  Net investment income......................      4.25%     4.21%          4.64%(a)             4.66%               4.15%(a)
Portfolio turnover rate......................        32%       21%            91%                 147%                 15%
Net assets end of year (thousands)...........   $10,870    $9,271         $7,538              $ 6,912              $3,692

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                                                              JANUARY 11, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                 YEAR ENDED                                                     OPERATIONS)
                                                 AUGUST 31,            EIGHT MONTHS                               THROUGH
                                           ----------------------         ENDED             YEAR ENDED          DECEMBER 31,
                                            1997            1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                           ------          ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year.......    $9.98           $9.95          $9.16               $10.61               $10.00
                                           ------          ------        -------              -------             --------
Income from investment operations:
Net investment income...................     0.49            0.49           0.33                 0.49                 0.46
Net realized and unrealized gain (loss)
  on investments........................     0.40            0.02           0.79                (1.45)                0.64
                                           ------          ------        -------              -------             --------
  Total from investment operations......     0.89            0.51           1.12                (0.96)                1.10
                                           ------          ------        -------              -------             --------
Less distributions from:
Net investment income...................    (0.50)          (0.48)         (0.33)               (0.49)               (0.46)
Net realized gains on investments.......        0               0              0                    0                (0.03)
                                           ------          ------        -------              -------             --------
  Total distributions...................    (0.50)          (0.48)         (0.33)               (0.49)               (0.49)
                                           ------          ------        -------              -------             --------
  Net asset value end of year...........   $10.37           $9.98          $9.95                $9.16               $10.61
                                           ------          ------        -------              -------             --------
                                           ------          ------        -------              -------             --------
TOTAL RETURN (B)........................     9.11%           5.21%         12.34%               (9.12%)              11.28%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses........................     1.11%           1.08%          0.92%(a)             0.79%                0.32%(a)
  Total expenses excluding indirectly
    paid expenses.......................     1.11%             --             --                   --                   --
  Total expenses excluding waivers and
    reimbursements......................     1.11%           1.35%          1.27%(a)             1.18%                1.25%(a)
  Net investment income.................     4.77%           4.81%          5.09%(a)             5.11%                4.91%(a)
Portfolio turnover rate.................       50%             86%           117%                 126%                  57%
Net assets end of year (thousands)......   $8,115          $7,989         $8,279              $ 7,979             $ 12,739

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                              JANUARY 11, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                YEAR ENDED                                                      OPERATIONS)
                                                AUGUST 31,             EIGHT MONTHS                               THROUGH
                                         ------------------------         ENDED             YEAR ENDED          DECEMBER 31,
                                          1997             1996      AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                         -------          -------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year.....     $9.98            $9.95           $9.16              $10.61               $10.00
                                         -------          -------        --------            --------             --------
Income from investment operations:
Net investment income.................      0.41             0.42            0.28                0.44                 0.42
Net realized and unrealized gain
  (loss) on investments...............      0.40             0.02            0.79               (1.45)                0.64
                                         -------          -------        --------            --------             --------
  Total from investment operations....      0.81             0.44            1.07               (1.01)                1.06
                                         -------          -------        --------            --------             --------
Less distributions from:
Net investment income.................     (0.42)           (0.41)          (0.28)              (0.44)               (0.42)
Net realized gains on investments.....         0                0               0                   0                (0.03)
                                         -------          -------        --------            --------             --------
  Total distributions.................     (0.42)           (0.41)          (0.28)              (0.44)               (0.45)
                                         -------          -------        --------            --------             --------
  Net asset value end of year.........    $10.37            $9.98           $9.95               $9.16               $10.61
                                         -------          -------        --------            --------             --------
                                         -------          -------        --------            --------             --------
TOTAL RETURN (B)......................      8.30%            4.42%          11.78%              (9.64%)              10.80%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses......................      1.86%            1.83%           1.67%(a)            1.37%                0.79%(a)
  Total expenses excluding indirectly
    paid expenses.....................      1.86%              --              --                  --                   --
  Total expenses excluding waivers and
    reimbursements....................      1.86%            2.10%           2.02%(a)            1.76%                1.74%(a)
  Net investment income...............      4.02%            4.06%           4.34%(a)            4.53%                4.47%(a)
Portfolio turnover rate...............        50%              86%            117%                126%                  57%
Net assets end of year (thousands)....   $48,198          $49,382        $ 49,040             $44,616             $ 45,168

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                                                              JANUARY 3, 1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                       ---------------         ENDED            DECEMBER 31,
                                                                        1997     1996     AUGUST 31, 1995*          1994
                                                                       ------    -----    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year...................................    $9.69    $9.59          $8.62              $10.00
                                                                       ------    -----        -------             -------
Income from investment operations:
Net investment income...............................................     0.48     0.49           0.34                0.46
Net realized and unrealized gain (loss) on investments..............     0.40     0.10           0.97               (1.38)
                                                                       ------    -----        -------             -------
  Total from investment operations..................................     0.88     0.59           1.31               (0.92)
                                                                       ------    -----        -------             -------
Less distributions from:
Net investment income...............................................    (0.48)   (0.49)         (0.34)              (0.46)
Net realized gains on investments...................................    (0.01)       0              0                   0
                                                                       ------    -----        -------             -------
  Total distributions...............................................    (0.49)   (0.49)         (0.34)              (0.46)
                                                                       ------    -----        -------             -------
  Net asset value end of year.......................................   $10.08    $9.69         $ 9.59              $ 8.62
                                                                       ------    -----        -------             -------
                                                                       ------    -----        -------             -------
TOTAL RETURN (B)....................................................     9.33%    6.23%         15.35%              (9.32%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses....................................................     0.98%    0.86%          0.53%(a)            0.25%(a)
  Total expenses excluding indirectly paid expenses.................     0.98%      --             --                  --
  Total expenses excluding waivers and reimbursements...............     2.16%    4.00%          6.50%(a)           10.71%(a)
  Net investment income.............................................     4.87%    4.98%          5.41%(a)            5.57%(a)
Portfolio turnover rate.............................................       62%      37%            66%                 23%
Net assets end of year (thousands)..................................   $1,025     $841           $610                $312

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                              JANUARY 3, 1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.69     $9.59          $8.62              $10.00
                                                                      ------    ------        -------             -------
Income from investment operations:
Net investment income..............................................     0.41      0.41           0.29                0.41
Net realized and unrealized gain (loss) on investments.............     0.40      0.10           0.97               (1.38)
                                                                      ------    ------        -------             -------
  Total from investment operations.................................     0.81      0.51           1.26               (0.97)
                                                                      ------    ------        -------             -------
Less distributions from:
Net investment income..............................................    (0.41)    (0.41)         (0.29)              (0.41)
Net realized gains on investments..................................    (0.01)        0              0                   0
                                                                      ------    ------        -------             -------
  Total distributions..............................................    (0.42)    (0.41)         (0.29)              (0.41)
                                                                      ------    ------        -------             -------
  Net asset value end of year......................................   $10.08     $9.69          $9.59               $8.62
                                                                      ------    ------        -------             -------
                                                                      ------    ------        -------             -------
TOTAL RETURN (B)...................................................     8.52%     5.43%         14.77%              (9.83%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     1.73%     1.61%          1.28%(a)            0.87%(a)
  Total expenses excluding indirectly paid expenses................     1.73%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     2.91%     4.76%          7.25%(a)           11.33%(a)
  Net investment income............................................     4.13%     4.23%          4.66%(a)            4.88%(a)
Portfolio turnover rate............................................       62%       37%            66%                 23%
Net assets end of year (thousands).................................   $4,734    $4,282         $3,542              $2,456

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                                                                JULY 2, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                    YEAR ENDED                                                  OPERATIONS)
                                                    AUGUST 31,         EIGHT MONTHS                               THROUGH
                                                 ----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                  1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                                 ------    ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year.............    $9.68     $9.67          $8.85               $10.19              $10.00
                                                 ------    ------        -------              -------             -------
Income from investment operations:
Net investment income.........................     0.50      0.48           0.33                 0.47                0.20
Net realized and unrealized gain (loss) on
  investments.................................     0.37      0.01           0.82                (1.34)               0.19
                                                 ------    ------        -------              -------             -------
  Total from investment operations............     0.87      0.49           1.15                (0.87)               0.39
                                                 ------    ------        -------              -------             -------
Less distributions from net investment
  income......................................    (0.50)    (0.48)         (0.33)               (0.47)              (0.20)
                                                 ------    ------        -------              -------             -------
  Net asset value end of year.................   $10.05     $9.68          $9.67                $8.85              $10.19
                                                 ------    ------        -------              -------             -------
                                                 ------    ------        -------              -------             -------
TOTAL RETURN (B)..............................     9.05%     5.12%         13.09%               (8.60%)              3.89%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................     1.03%     0.93%          0.72%(a)             0.53%               0.25%(a)
  Total expenses excluding indirectly paid
    expenses..................................     1.02%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements............................     1.84%     3.47%          3.83%(a)             5.14%               7.75%(a)
  Net investment income.......................     4.95%     4.83%          5.17%(a)             5.11%               4.64%(a)
Portfolio turnover rate.......................       72%       68%            87%                  59%                  0%
Net assets end of year (thousands)............   $2,934    $2,892         $1,983              $ 1,606              $1,306

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                                JULY 2, 1993
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                    YEAR ENDED                                                  OPERATIONS)
                                                    AUGUST 31,         EIGHT MONTHS                               THROUGH
                                                 ----------------         ENDED             YEAR ENDED          DECEMBER 31,
                                                  1997      1996     AUGUST 31, 1995*    DECEMBER 31, 1994          1993
                                                 ------    ------    ----------------    -----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year.............    $9.68     $9.67          $8.85               $10.19              $10.00
                                                 ------    ------        -------              -------             -------
Income from investment operations:
Net investment income.........................     0.41      0.41           0.28                 0.42                0.17
Net realized and unrealized gain (loss) on
  investments.................................     0.37      0.01           0.82                (1.34)               0.19
                                                 ------    ------        -------              -------             -------
  Total from investment operations............     0.78      0.42           1.10                (0.92)               0.36
                                                 ------    ------        -------              -------             -------
Less distributions from net investment
  income......................................    (0.41)    (0.41)         (0.28)               (0.42)              (0.17)
                                                 ------    ------        -------              -------             -------
  Net asset value end of year.................   $10.05    $ 9.68         $ 9.67              $  8.85              $10.19
                                                 ------    ------        -------              -------             -------
                                                 ------    ------        -------              -------             -------
TOTAL RETURN (B)..............................     8.24%     4.34%         12.53%               (9.13%)              3.66%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................     1.79%     1.68%          1.47%(a)             1.12%               0.75%(a)
  Total expenses excluding indirectly paid
    expenses..................................     1.78%       --             --                   --                  --
  Total expenses excluding waivers and
    reimbursements............................     2.59%     4.23%          4.58%(a)             5.73%               8.25%(a)
  Net investment income.......................     4.21%     4.09%          4.42%(a)             4.54%               4.25%(a)
Portfolio turnover rate.......................       72%       68%            87%                  59%                  0%
Net assets end of year (thousands)............   $6,695    $5,963         $5,083              $ 3,817              $2,235

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS A AND B SHARES

                                                                                                                   JUNE 17, 1992
                                                                                                                  (COMMENCEMENT OF
                                                                                                                       CLASS
                                         YEAR ENDED AUGUST 31,       FOUR MONTHS        YEAR ENDED APRIL 30,        OPERATIONS)
                                        -----------------------         ENDED          -----------------------        THROUGH
                                          1997           1996      AUGUST 31, 1995*     1995            1994       APRIL 30, 1993
                                        --------        -------    ----------------    -------         -------    ----------------
PER SHARE DATA:
Net asset value beginning of year....     $10.42         $10.40          $10.16         $10.08          $10.36          $10.00
                                        --------        -------        --------        -------         -------        --------
Income from investment operations:
Net investment income................       0.62           0.63            0.21           0.65            0.68            0.61
Net realized and unrealized gain
  (loss) on investments..............       0.47           0.02            0.24           0.08           (0.26)           0.39
                                        --------        -------        --------        -------         -------        --------
  Total from investment operations...       1.09           0.65            0.45           0.73            0.42            1.00
                                        --------        -------        --------        -------         -------        --------
Less distributions from:
Net investment income................      (0.62)         (0.63)          (0.21)         (0.65)          (0.68)          (0.61)
Net realized gains on investments....          0              0               0              0           (0.02)          (0.03)
                                        --------        -------        --------        -------         -------        --------
  Total distributions................      (0.62)         (0.63)          (0.21)         (0.65)          (0.70)          (0.64)
                                        --------        -------        --------        -------         -------        --------
  Net asset value end of year........     $10.89         $10.42          $10.40         $10.16          $10.08          $10.36
                                        --------        -------        --------        -------         -------        --------
                                        --------        -------        --------        -------         -------        --------
TOTAL RETURN (B).....................      10.77%          6.42%           4.43%          7.56%           3.94%          10.33%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.....................       0.88%          0.85%           1.07%(a)       0.60%           0.14%           0.00%(a)
  Total expenses excluding indirectly
    paid expenses....................       0.87%            --              --             --              --              --
  Total expenses excluding waivers
    and reimbursements...............       1.12%          1.15%           1.42%(a)       1.26%           1.12%           1.12%(a)
  Net investment income..............       5.86%          6.02%           5.92%(a)       6.52%           6.16%           5.92%(a)
Portfolio turnover rate..............         32%            42%             14%            28%             31%             50%
Net assets end of year (thousands)...   $119,942        $76,267        $ 59,551        $65,043         $72,683        $ 33,541

-------------
 * The Fund changed its fiscal year end from April 30 to August 31.
(a) Annualized.
(b) Excluding applicable sales charges.

                                                                                                               JULY 10, 1995
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                                 YEAR ENDED AUGUST 31,          OPERATIONS)
                                                                                -----------------------           THROUGH
                                                                                 1997            1996         AUGUST 31, 1995
                                                                                -------         -------       ----------------
PER SHARE DATA:
Net asset value beginning of year............................................    $10.42          $10.40            $10.41
                                                                                -------         -------           -------
Income from investment operations:
Net investment income........................................................      0.54            0.55              0.08
Net realized and unrealized gain (loss) on investments.......................      0.47            0.02             (0.01)
                                                                                -------         -------           -------
  Total from investment operations...........................................      1.01            0.57              0.07
Less distributions from net investment income................................     (0.54)          (0.55)            (0.08)
                                                                                -------         -------           -------
  Net asset value end of year................................................    $10.89          $10.42            $10.40
                                                                                -------         -------           -------
                                                                                -------         -------           -------
TOTAL RETURN (B).............................................................      9.95%           5.63%             0.64%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses.............................................................      1.63%           1.59%             1.09%(a)
  Total expenses excluding indirectly paid expenses..........................      1.63%             --                --
  Total expenses excluding waivers and reimbursements........................      1.87%           1.89%               --
  Net investment income......................................................      5.09%           5.27%             3.40%(a)
Portfolio turnover rate......................................................        32%             42%               14%
Net assets end of year (thousands)...........................................   $63,475         $19,219            $3,137

-------------
(a) Annualized.
(b) Excluding applicable sales charges.

NAME CHANGES

       The name of the distributor of the Funds has been changed to Evergreen Distributor, Inc.; the name of the administrator has been changed to Evergreen Investment Services, Inc.; and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.

INVESTMENT OBJECTIVES AND POLICIES

       The Funds are permitted to make taxable investments, and may from time to time generate income subject to federal regular income tax.

       Each Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard & Poor's Rating Group ("S&P") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization (an "SRO") or by the Fund's investment adviser. A Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below
B. A Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

       During the fiscal year ended August 31, 1997, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S holdings had the following average credit quality characteristics:

                                 Percent of
  Rating                         Net Assets
----------                       ----------
Aaa or AAA                          11.10%
Aa or AA                             2.00%
A                                    2.50%
Baa or BBB                          16.70%
Ba or BB                             1.20%
B                                    0.40%
Non-rated                           66.10%
Total                              100.00%

PORTFOLIO MANAGERS

       The portfolio manager for EVERGREEN GEORGIA MUNICIPAL BOND FUND and EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND is Charles E. Jeanne. Since joining First Union in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager. In addition to the Fund, Mr. Jeanne also manages the Evergreen Virginia Municipal Bond Fund. Prior to joining First Union, Mr. Jeanne served as a trader/portfolio manager for First American Bank.

       Richard K. Marrone is the portfolio manager for EVERGREEN FLORIDA MUNICIPAL BOND FUND. Since joining First Union in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager, with over 15 years of investment and market experience. Prior to joining First Union, Mr. Marrone was employed at Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds from 1982-1993.

INVESTMENT ADVISER

       Disclosure regarding the Funds' subadministrator is hereby deleted.

EXCHANGE PRIVILEGES

       You may exchange shares of a Fund for shares of another Evergreen fund by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.

PERFORMANCE INFORMATION

       The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.

January 1, 1998

536336-SK98

                      SUPPLEMENT TO THE CLASS Y PROSPECTUS
                                       OF
                    EVERGREEN STATE SPECIFIC TAX-FREE FUNDS

THE CLASS Y PROSPECTUS OF THE FUNDS IS HEREBY SUPPLEMENTED AS FOLLOWS:

       Evergreen New Jersey Tax-Free Income Fund is no longer offered through this Prospectus. The Fund is now offered through a prospectus dated July 21, 1997, as amended from time to time.

       At a joint special meeting of shareholders held on December 15, 1997, the shareholders approved each Fund's reorganization as a separate series of the Evergreen Municipal Trust, which was organized on September 17, 1997. In connection with the reorganization, the investment objective(s) of each Fund is now "nonfundamental" (i.e., changeable by vote of the Board of Trustees without a shareholder vote). In addition, each Fund is now subject to certain standardized investment restrictions as set forth in the Funds' Statement of Additional Information.

EXPENSE INFORMATION

The "Expense Information" section is replaced entirely by the following:

       The tables below are designed to help you understand the various expenses that you will bear, directly or indirectly, when you invest in a Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares. THERE ARE NO SHAREHOLDER TRANSACTION EXPENSES.

       Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show each Fund's actual annual operating expenses for the fiscal year ended August 31, 1997. The example shows what you would pay if you invested $1,000 over periods indicated. The example assumes that you reinvest all of your dividends and that each Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. EACH FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by each Fund see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares."

EVERGREEN FLORIDA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                              EXPENSES(1)                                  -------
                         (AFTER REIMBURSEMENTS)                            Class Y
                         ----------------------                            -------
Management Fees                   0.45%
                                                  After 1 Year              $   7
12b-1 Fees                           --
                                                  After 3 Years             $  21
Other Expenses                    0.21%
                                                  After 5 Years             $  37
                                 ------
                                                  After 10 Years            $  83
Total                             0.66%
                                 ------
                                 ------

EVERGREEN GEORGIA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                              EXPENSES(1)                                  -------
                         (AFTER REIMBURSEMENTS)                            Class Y
                         ----------------------                            -------
Management Fees                   0.00%
                                                  After 1 Year              $   7
12b-1 Fees                           --
                                                  After 3 Years             $  22
Other Expenses                    0.70%
                                                  After 5 Years             $  38
                                 ------
                                                  After 10 Years            $  86
Total                             0.70%
                                 ------
                                 ------

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

                                                                           EXAMPLE
                            ANNUAL OPERATING                               -------
                                EXPENSES                                   Class Y
                            ----------------                               -------
Management Fees                   0.50%
                                               After 1 Year                 $   9
12b-1 Fees                           --
                                               After 3 Years                $  27
Other Expenses                    0.36%
                                               After 5 Years                $  48
                                 ------
                                               After 10 Years               $ 106
Total                             0.86%
                                 ------
                                 ------

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                              EXPENSES(1)                                  -------
                         (AFTER REIMBURSEMENTS)                            Class Y
                         ----------------------                            -------
Management Fees                   0.00%
                                                  After 1 Year              $   7
12b-1 Fees                           --
                                                  After 3 Years             $  23
Other Expenses                    0.73%
                                                  After 5 Years             $  41
                                 ------
                                                  After 10 Years            $  91
Total                             0.73%
                                 ------
                                 ------

EVERGREEN VIRGINIA MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                              EXPENSES(1)                                  -------
                         (AFTER REIMBURSEMENTS)                            Class Y
                         ----------------------                            -------
Management Fees                   0.00%
                                                  After 1 Year              $   8
12b-1 Fees                           --
                                                  After 3 Years             $  25
Other Expenses                    0.78%
                                                  After 5 Years             $  44
                                 ------
                                                  After 10 Years            $  98
Total                             0.78%
                                 ------
                                 ------

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND

                            ANNUAL OPERATING                               EXAMPLE
                              EXPENSES(1)                                  -------
                         (AFTER REIMBURSEMENTS)                            Class Y
                         ----------------------                            -------
Management Fees                   0.36%
                                                  After 1 Year              $   6
12b-1 Fees                           --
                                                  After 3 Years             $  20
Other Expenses                    0.27%
                                                  After 5 Years             $  35
                                 ------
                                                  After 10 Years            $  79
Total                             0.63%
                                 ------
                                 ------

(1) First Union National Bank ("FUNB") has agreed to reimburse each Fund to the extent that each Fund's aggregate annual operating expenses exceed 1.00% of average net assets for any fiscal year. FUNB may cease these voluntary expense reimbursements at any time. For the fiscal year ended August 31, 1997, FUNB reimbursed and/or waived certain other expenses and/or management fees of the Funds. Absent such reimbursements and/or waivers, each Fund would have paid the expenses equal to the following percentages of net assets:

                                                                    MANAGEMENT     OTHER EXPENSES     TOTAL FUND OPERATING
                                                                       FEES       (WITHOUT WAIVERS     EXPENSES (WITHOUT
                                                                     (WITHOUT          AND/OR            WAIVERS AND/OR
FUND                                                                 WAIVER)       REIMBURSEMENT)        REIMBURSEMENT)
-----------------------------------------------------------------   ----------    ----------------    --------------------
Evergreen Florida Municipal Bond Fund
  Class Y........................................................       0.50%               --                 0.71%
Evergreen Georgia Municipal Bond Fund
  Class Y........................................................       0.50%            1.08%                 1.58%
Evergreen South Carolina Municipal Bond Fund
  Class Y........................................................       0.50%            1.41%                 1.91%
Evergreen Virginia Municipal Bond Fund
  Class Y........................................................       0.50%            1.09%                 1.59%
Evergreen Florida High Income Municipal Bond Fund
  Class Y........................................................       0.60%               --                 0.87%

FINANCIAL HIGHLIGHTS

The "Financial Highlights" section is replaced entirely by the following:

       The tables on the following pages present, for each Fund, financial highlights for a Class Y share outstanding throughout each period indicated. The information in the tables for the ten most recent fiscal years or the life of the Fund if shorter for EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND and EVERGREEN VIRGINIA MUNICIPAL BOND FUND has been audited by KPMG Peat Marwick LLP, each Fund's independent auditors. The information in the tables for EVERGREEN FLORIDA MUNICIPAL BOND FUND for the periods ended August 31, 1997, August 31, 1996 and August 31, 1995 has been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for each of the years in the three-year period ended April 30, 1995 was audited by the Fund's prior independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the periods from May 1, 1995 through August 31, 1997 has been audited by Price Waterhouse LLP, the Fund's current independent auditors. The information in the tables for EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND for each of the years in the two-year period ended April 30, 1995 and for the period June 17, 1992 (commencement of operations) through April 30, 1993 was audited by the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be on the audited information with respect to each Fund is incorporated by reference in the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Funds' Statement of Additional Information.

       Further information about each Fund's performance is contained in the Fund's Annual Report to shareholders, which may be obtained without charge.

EVERGREEN FLORIDA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                              JUNE 30, 1995
                                                                                                             (COMMENCEMENT OF
                                                                                                                  CLASS
                                                                                  YEAR ENDED AUGUST 31,        OPERATIONS)
                                                                                 ------------------------        THROUGH
                                                                                  1997             1996      AUGUST 31, 1995
                                                                                 -------          -------    ----------------
PER SHARE DATA:
Net asset value beginning of year.............................................     $9.70            $9.74          $9.67
                                                                                 -------          -------        -------
Income from investment operations:
Net investment income.........................................................      0.52             0.53           0.09
Net realized and unrealized gain (loss) on investments........................      0.35            (0.03)          0.10
                                                                                 -------          -------        -------
  Total from investment operations............................................      0.87             0.50           0.19
                                                                                 -------          -------        -------
Less distributions from:
Net investment income.........................................................     (0.53)           (0.54)         (0.09)
Net realized gains on investments.............................................     (0.06)               0          (0.03)
                                                                                 -------          -------        -------
  Total distributions.........................................................     (0.59)           (0.54)         (0.12)
                                                                                 -------          -------        -------
  Net asset value end of year.................................................     $9.98            $9.70          $9.74
                                                                                 -------          -------        -------
                                                                                 -------          -------        -------
TOTAL RETURN..................................................................      9.14%            5.22%          1.67%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..............................................................      0.67%            0.57%          0.59%(a)
  Total expenses excluding indirectly paid expenses...........................      0.67%              --             --
  Total expenses excluding waivers and reimbursements.........................      0.84%            0.77%          0.79%(a)
  Net investment income.......................................................      5.27%            5.55%          4.93%(a)
Portfolio turnover rate.......................................................        41%              30%            29%
Net assets end of year (thousands)............................................   $24,850          $12,259         $3,602

-------------
(a) Annualized.
                                       3

EVERGREEN GEORGIA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.57     $9.47          $8.74               $9.83
                                                                      ------    ------        -------              ------
Income from investment operations:
Net investment income..............................................     0.51      0.50           0.35                0.42
Net realized and unrealized gain (loss) on investments.............     0.33      0.10           0.73               (1.09)
                                                                      ------    ------        -------              ------
  Total from investment operations.................................     0.84      0.60           1.08               (0.67)
                                                                      ------    ------        -------              ------
Less distributions from net investment income......................    (0.51)    (0.50)         (0.35)              (0.42)
                                                                      ------    ------        -------              ------
  Net asset value end of year......................................    $9.90     $9.57          $9.47               $8.74
                                                                      ------    ------        -------              ------
                                                                      ------    ------        -------              ------
TOTAL RETURN.......................................................     9.00%     6.48%         12.47%              (6.86%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.69%     0.63%          0.46%(a)            0.31%(a)
  Total expenses excluding indirectly paid expenses................     0.69%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     1.58%     2.51%          2.58%(a)            3.39%(a)
  Net investment income............................................     5.25%     5.21%          5.64%(a)            5.68%(a)
Portfolio turnover rate............................................       32%       21%            91%                147%
Net assets end of year (thousands).................................   $1,180    $1,620         $1,339                $284

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.
EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.98     $9.95          $9.16              $10.31
                                                                      ------    ------        -------             -------
Income from investment operations:
Net investment income..............................................     0.51      0.51           0.35                0.43
Net realized and unrealized gain (loss) on investments.............     0.41      0.03           0.79               (1.15)
                                                                      ------    ------        -------             -------
  Total from investment operations.................................     0.92      0.54           1.14               (0.72)
                                                                      ------    ------        -------             -------
Less distributions from net investment income......................    (0.53)    (0.51)         (0.35)              (0.43)
                                                                      ------    ------        -------             -------
  Net asset value end of year......................................   $10.37     $9.98          $9.95               $9.16
                                                                      ------    ------        -------             -------
                                                                      ------    ------        -------             -------
TOTAL RETURN.......................................................     9.39%     5.47%         12.52%              (7.01%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.86%     0.84%          0.67%(a)            0.59%(a)
  Total expenses excluding indirectly paid expenses................     0.86%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     0.86%     1.07%          1.02%(a)            0.98%(a)
  Net investment income............................................     5.02%     5.05%          5.34%(a)            5.58%(a)
Portfolio turnover rate............................................       50%       86%           117%                126%
Net assets end of year (thousands).................................   $4,042    $3,771         $1,006                $642

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.69     $9.59          $8.62               $9.74
                                                                      ------    ------        -------             -------
Income from investment operations:
Net investment income..............................................     0.51      0.51           0.35                0.43
Net realized and unrealized gain (loss) on investments.............     0.40      0.10           0.97               (1.12)
                                                                      ------    ------        -------             -------
  Total from investment operations.................................     0.91      0.61           1.32               (0.69)
                                                                      ------    ------        -------             -------
Less distributions from:
Net investment income..............................................    (0.51)    (0.51)         (0.35)              (0.43)
Net realized gains on investments..................................    (0.01)        0              0                   0
                                                                      ------    ------        -------             -------
  Total distributions..............................................    (0.52)    (0.51)         (0.35)              (0.43)
                                                                      ------    ------        -------             -------
  Net asset value end of year......................................   $10.08     $9.69          $9.59               $8.62
                                                                      ------    ------        -------             -------
                                                                      ------    ------        -------             -------
TOTAL RETURN.......................................................     9.60%     6.49%         15.54%              (7.12%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.73%     0.62%          0.28%(a)            0.00%(a)
  Total expenses excluding indirectly paid expenses................     0.73%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     1.91%     3.70%          6.25%(a)           10.46%(a)
  Net investment income............................................     5.12%     5.22%          5.66%(a)            5.92%(a)
Portfolio turnover rate............................................       62%       37%            66%                 23%
Net assets end of year (thousands).................................   $7,012    $4,555         $1,673                 $92

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

EVERGREEN VIRGINIA MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                                FEBRUARY 28,
                                                                                                                    1994
                                                                                                              (COMMENCEMENT OF
                                                                                                                   CLASS
                                                                         YEAR ENDED                             OPERATIONS)
                                                                         AUGUST 31,         EIGHT MONTHS          THROUGH
                                                                      ----------------         ENDED            DECEMBER 31,
                                                                       1997      1996     AUGUST 31, 1995*          1994
                                                                      ------    ------    ----------------    ----------------
PER SHARE DATA:
Net asset value beginning of year..................................    $9.68     $9.67          $8.85               $9.83
                                                                      ------    ------        -------             -------
Income from investment operations:
Net investment income..............................................     0.51      0.50           0.34                0.41
Net realized and unrealized gain (loss) on investments.............     0.37      0.01           0.82               (0.98)
                                                                      ------    ------        -------             -------
  Total from investment operations.................................     0.88      0.51           1.16               (0.57)
                                                                      ------    ------        -------             -------
Less distributions from net investment income......................    (0.51)    (0.50)         (0.34)              (0.41)
                                                                      ------    ------        -------             -------
  Net asset value end of year......................................   $10.05     $9.68          $9.67               $8.85
                                                                      ------    ------        -------             -------
                                                                      ------    ------        -------             -------
TOTAL RETURN.......................................................     9.32%     5.38%         13.28%              (5.80%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................     0.79%     0.70%          0.47%(a)            0.28%(a)
  Total expenses excluding indirectly paid expenses................     0.78%       --             --                  --
  Total expenses excluding waivers and reimbursements..............     1.60%     3.24%          3.58%(a)            4.89%(a)
  Net investment income............................................     5.27%     5.05%          5.42%(a)            5.54%(a)
Portfolio turnover rate............................................       72%       68%            87%                 59%
Net assets end of year (thousands).................................   $6,195    $4,266           $965                $344

-------------
*  The Fund changed its fiscal year end from December 31 to August 31.
(a) Annualized.

EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND -- CLASS Y SHARES

                                                                                                            SEPTEMBER 20, 1995
                                                                                                             (COMMENCEMENT OF
                                                                                                            CLASS OPERATIONS)
                                                                                        YEAR ENDED               THROUGH
                                                                                      AUGUST 31, 1997        AUGUST 31, 1996
                                                                                      ---------------       ------------------
PER SHARE DATA:
Net asset value beginning of year..................................................        $10.42                 $10.48
                                                                                      ---------------            -------
Income from investment operations:
Net investment income..............................................................          0.65                   0.63
Net realized and unrealized gain (loss) on investments.............................          0.47                  (0.06)
                                                                                      ---------------            -------
  Total from investment operations.................................................          1.12                   0.57
Less distributions from net investment income......................................         (0.65)                 (0.63)
                                                                                      ---------------            -------
  Net asset value end of year......................................................        $10.89                 $10.42
                                                                                      ---------------            -------
                                                                                      ---------------            -------
TOTAL RETURN.......................................................................         11.04%                  5.54%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses...................................................................          0.63%                  0.59%(a)
  Total expenses excluding indirectly paid expenses................................          0.63%                    --
  Total expenses excluding waivers and reimbursements..............................          0.87%                  0.89%(a)
  Net investment income............................................................          6.08%                  6.27%(a)
Portfolio turnover rate............................................................            32%                    42%
Net assets end of year (thousands).................................................        $6,326                 $1,970

-------------
(a) Annualized.

NAME CHANGES

       The name of the distributor of the Funds has been changed to Evergreen Distributor, Inc.; the name of the administrator has been changed to Evergreen Investment Services, Inc.; and the name of the transfer agent for the Funds has been changed to Evergreen Service Company.

INVESTMENT OBJECTIVES AND POLICIES

       The Funds are permitted to make taxable investments, and may from time to time generate income subject to federal regular income tax.

       Each Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard & Poor's Rating Group ("S&P") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization (an "SRO") or by the Fund's investment adviser. A Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below
B. A Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

       During the fiscal year ended August 31, 1997, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND'S holdings had the following average credit quality characteristics:

                                 Percent of
  Rating                         Net Assets
----------                       ----------
Aaa or AAA                          11.10%
Aa or AA                             2.00%
A                                    2.50%
Baa or BBB                          16.70%
Ba or BB                             1.20%
B                                    0.40%
Non-rated                           66.10%
Total                              100.00%

PORTFOLIO MANAGERS

       The portfolio manager for EVERGREEN GEORGIA MUNICIPAL BOND FUND EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND is Charles E. Jeanne. Since joining First Union in 1993, Mr. Jeanne has been an Assistant Vice President and Portfolio Manager. In addition to the Fund, Mr. Jeanne also manages the Evergreen Virginia Municipal Bond Fund. Prior to joining First Union, Mr. Jeanne served as a trader/portfolio manager for First American Bank.

       Richard K. Marrone is the portfolio manager for EVERGREEN FLORIDA MUNICIPAL BOND FUND. Since joining First Union in 1993, Mr. Marrone has been a Vice President and Senior Fixed Income Portfolio Manager, with over 15 years of investment and market experience. Prior to joining First Union, Mr. Marrone was employed at Woodbridge Capital Management where he served as a portfolio manager for mutual and common trust funds from 1982-1993.

INVESTMENT ADVISER

       Disclosure regarding the Funds' subadministrator is hereby deleted.

EXCHANGE PRIVILEGES

       You may exchange shares of a Fund for shares of another Evergreen fund identified above by calling or writing to Evergreen Service Company or by using the Evergreen Express Line. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction.

PERFORMANCE INFORMATION

       The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.
January 1, 1998

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION OF


  EVERGREEN FLORIDA MUNICIPAL BOND FUND (THE "FLORIDA FUND"), EVERGREEN GEORGIA MUNICIPAL BOND FUND (THE "GEORGIA FUND"), EVERGREEN NORTH CAROLINA MUNICIPAL
 BOND FUND (THE "NORTH CAROLINA FUND"), EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND (THE "SOUTH CAROLINA FUND"), EVERGREEN VIRGINIA MUNICIPAL BOND FUND (THE
    "VIRGINIA FUND"), EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND (THE
       "FLORIDA HIGH INCOME FUND") (EACH A "FUND"; TOGETHER, THE "FUNDS")


     The Statement of Additional Information of each of the Funds is hereby supplemented as follows:


                              FINANCIAL INFORMATION

Expenses

     The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."

                                                                                     Aggregate
                                                                                     Dollar
                                                                      Aggregate      Amount of
                                                                      Dollar         Underwriting
                                                                      Amount of      Commissions
                         Advisory       Class A        Class B        Underwriting   Retained by
                         Fees           12b-1 Fees     12b-1 Fees     Commissions    EIS or EDI
======================   ============   ============   ============   =============  ==============
1997 FUND EXPENSES

Florida                  $791,322       $275,983*      $298,114       $236,607        $22,335
Georgia                   $66,245         $5,499        $96,055        $22,854         $2,488
North Carolina           $305,634        $20,523       $490,164        $35,137         $2,377
South Carolina            $58,299         $2,271        $45,393         $5,744           $710
Virginia                  $70,972         $7,230        $61,471        $14,653         $1,596
Florida High Income      $813,790       $235,662       $383,197       $757,824        $34,454
----------------------
1996 FUND EXPENSES
----------------------
Florida                  $803,741       $240,978       $287,825        $49,589          $5,996
Georgia                   $63,102         $5,047        $84,596         $7,300            $875
North Carolina           $306,892        $20,833       $500,469        $16,557            $154
South Carolina            $40,781         $1,917        $39,896         $1,447          $2,228
Virginia                  $51,952         $6,048        $57,906        $20,400          $2,033
Florida High Income      $477,128       $169,651       $106,733       $276,615         $29,467
----------------------
1995 FUND EXPENSES
----------------------
Florida                  $243,413        $59,721        $37,405        $87,755          $4,301
Georgia                   $32,646         $2,856        $49,968        $56,210          $4,220
North Carolina           $190,284        $13,739       $319,719       $123,175          $7,843
South Carolina            $13,154           $788        $20,125        $35,241          $3,595
Virginia                  $23,156         $3,127        $30,267        $45,713          $2,320
Florida High Income      $123,320        $41,690         $2,087       $196,614         $24,672
======================  ============    ============   ============   =============  ==============

*Of this amount, $191,541 was waived by the Distributor.

Advisory Fee Waivers

     In accordance with voluntary expense limitations in effect during the fiscal year or period ended August 31, 1997, CMG voluntarily reimbursed or waived advisory fees, as follows:

Florida                         $81,274
Georgia                         $66,245
North Carolina                       $0
South Carolina                  $58,299
Virginia                        $70,972
Florida High Income            $330,629
=====================         ==========

Brokerage Commissions

     The Funds paid no brokerage commissions during the fiscal year or period ended August 31, 1997, 1996 and 1995.

Total  Return

     Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted.

     The ending redeemable value assumes a complete redemption at the end of the relevant periods.

     The annual total returns for each class of shares of the Funds (including applicable sales charges) are as follows:

                         ONE YEAR       THREE YEARS    FIVE YEARS     SINCE INCEPTION     INCEPTION DATE
FLORIDA
   Class A                3.88%         5.81%          5.92%           7.47%              5/11/88
   Class B                3.06%           -              -             5.03%              6/30/95
   Class Y                9.14%           -              -             7.38%              6/30/95
GEORGIA
   Class A                3.57%         5.78%            -             3.63%               7/2/93
     Class B              2.93%         5.83%            -             3.73%               7/2/93
   Class Y                9.00%         7.78%            -             5.73%              2/28/94
NORTH CAROLINA
   Class A                3.93%         6.03%            -             4.79%              1/11/93
   Class B                3.30%         6.08%            -             4.85%              1/11/93
     Class Y              9.39%         8.03%            -             5.51%              2/28/94
SOUTH CAROLINA
   Class A                4.14%         7.05%            -             4.06%               1/3/94
   Class B                3.52%         7.12%            -             3.99%               1/3/94
    Class Y               9.60%         9.07%            -             6.62%              2/28/94
VIRGINIA
    Class A               3.87%         6.08%            -             3.90%               7/2/93
    Class B               3.24%         6.14%            -             3.98%               7/2/93
    Class Y               9.32%         8.08%            -             6.06%              2/28/94
FLORIDA HIGH INCOME
     Class A              5.51%         6.96%          7.33%           7.34%              6/17/92
     Class B              4.95%           -              -             6.24%              7/10/95
     Class Y             11.04%           -              -             8.47%              9/20/95
====================     =========      ========       =========      =============       ==============

Current and Tax Equivalent Yields

     Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any. Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended August 31, 1997, the current and tax-equivalent yields of the Funds are shown below. Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

                                   30-DAY YIELD                                      TAX-EQUIVALENT YIELD
=================================  ============================================      ============================================
FUND                COMBINED       CLASS A        CLASS B        CLASS Y             CLASS A         CLASS B       CLASS Y
                    FEDERAL &
                    STATE TAX
                    RATE (1)
==================  =============  ============   ===========    ===========         ===========    ===========    ==============
Florida             28%            4.94%          4.02%          5.02%               6.86%          5.58%          6.97%
Georgia             34%            4.80%          4.04%          5.05%               7.27%          6.12%          7.65%
North Carolina      28%            4.67%          3.92%          4.92%               6.49%          5.44%          6.83%
South Carolina      35%            4.65%          3.90%          4.90%               7.15%          6.00%          7.54%
Virginia            33.25%         4.78%          4.03%          5.03%               7.16%          6.04%          7.54%
Florida High        28%            5.48%          4.73%          5.73%               7.61%          6.57%          7.96%
Income
==================  =============  =============  ===========    ===============     ============   ============   ==============
(1) Assumed for purposes of this chart. Your tax may vary.

Method of Computing Offering Price for Class A Shares

     Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period.

FUND                      DATE               NET ASSET VALUE     PER SHARE SALES     OFFERING PRICE PER
                                                                 CHARGE              SHARE
Florida                   8/31/97            $9.98               4.75%               $10.48
Georgia                   8/31/97            $9.90               4.75%               $10.39
North Carolina            8/31/97            $10.37              4.75%               $10.89
South Carolina            8/31/97            $10.08              4.75%               $10.58
Virginia                  8/31/97            $10.05              4.75%               $10.55
Florida High Income       8/31/97            $10.89              4.75%               $11.43

Trustee Compensation

     Listed below is the Trustee compensation for the fiscal year ended August 31, 1997.


TRUSTEE                      COMPENSATION FROM                COMPENSATION FROM
                             TRUST                            TRUST AND FUND
                                                              COMPLEX
Laurence B. Ashkin           $3,176                           $56,200
Charles A.Austin III *       -0-                              $48,200
K. Dun Gifford*              -0-                              $39,600
James S. Howell              $3,979                           $89,229
Leroy Keith Jr.*             -0-                              $45,200
Gerald M. McDonnell          $3,154                           $81,001
Thomas L. McVerry            $3,820                           $81,468
William Walt Pettit          $3,483                           $79,009
David M. Richardson*         -0-                              $48,200
Russell A. Salton,III        $3,501                           $81,601
Michael S. Scofield          $5,572                           $77,501
Richard J. Shima             $4,180                           $58,667

*Not a Trustee of the Trust during the relevant fiscal period.


                        PRINCIPAL HOLDERS OF FUND SHARES

     As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund. As of the same date, no person, to any Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of November 30, 1997.


FLORIDA FUND CLASS A

None

FLORIDA FUND CLASS B
None

FLORIDA FUND CLASS Y

First Union National Bank              98.79%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

FLORIDA HIGH INCOME FUND CLASS A

MLPF&S                                 9.63%
Attn: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

FLORIDA HIGH INCOME FUND CLASS B

MLPF&S                                 10.31%
Attn: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

FLORIDA HIGH INCOME FUND CLASS Y

First Union National Bank              68.58%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

First Union National Bank              19.69%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

GEORGIA FUND CLASS A
FUBS & Co. FEBO                        10.09%

Lee R. Meadows and
Mary Lee Meadows
1270 Hicks Cir SW
Conyers, GA 30207-4221

FUBS & Co. FEBO                        6.03%
William F. Hill Jr. and Marvin Hill
P O Box 554 Silver Creek, GA 30173-0554

FUBS & Co. FEBO                        5.46%
Samuel A Barber
Velma H Barber
4852 Banner Elk Drive
Stone Mountain, GA 30083

FUBS & Co. FEBO                        5.18%
Larry N Merritt
Ann C Merritt
310 Chinquapin Drive
Marietta, GA 30064-3506

FUBS & Co. FEBO                        5.13%
Raiden W Dellinger
710 River Ave.
Rome, GA 30161-4773

GEORGIA FUND CLASS B

None

GEORGIA FUND CLASS Y

First Union National Bank              98.61%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

NORTH CAROLINA FUND CLASS A

None

NORTH CAROLINA FUND CLASS B

None

NORTH CAROLINA FUND CLASS Y

First Union National Bank              99.64%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

SOUTH CAROLINA FUND CLASS A

FUBS & Co. FEBO                        21.96%
Charles W. Lombard Trust
Charlotte Lombard and
Warren Prout Co-tees
U/A/D 5/4/94
Boone, NC 28607

FUBS & Co. FEBO                        11.87%
Warren A. Ransom Jr.
Laurie P. Ransom
1162 East Parkview Place
Mount Pleasant, SC 29464-7909

First Union Brokerage Services         10.82%
Ann D. Schwab
A/C 7448-7777
2189 Windy Oaks Rd.
Ft. Mills, SC 29715

FUBS & Co. FEBO                        6.91%
Charles Dean Turner
103 Carolina Club Drive
Spartanburg, SC 29306-6601

FUBS & Co. FEBO                        5.79%
Virginia C. Thomas
330 Concord St. No 7G
Charleston, SC 29401-2731

FUBS & Co. FEBO                        5.05%
Virginia S. Herring
Oren L. Herring Jr. JTWROS
107 Bennett Street
Mt. Pleasant, SC 29464-4382

SOUTH CAROLINA FUND CLASS B

FUBS & Co. FEBO                        5.99%
Ruby B. Motsinger and
Joseph G. Motsinger JTTENCOM
550 Brandon Rd.
Clover, SC 29710-9667

SOUTH CAROLINA FUND CLASS Y

First Union National Bank              93.13%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

First Union National Bank              6.16%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002

VIRGINIA FUND CLASS A

Duff M Green                           7.97%
638 Kings Highway
Fredericksburg, VA 22405-3156

FUBS & Co. FEBO                        6.34%
David A. Hetzer and Iris L. Hetzer
5009 Laburch Lane
Annandale, VA 22003-6019

VIRGINIA FUND CLASS B

FUBS & Co. FEBO                        6.13%
Patsy B. Williams and
Harry S. Williams
P O Box 888
Marion, VA 24354

VIRGINIA FUND CLASS Y

First Union National Bank              98.34%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon St.
Charlotte, NC 28288-0002


Financial Statements

     The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

January 1, 1998